Disclosure of financial instruments and management of financial risks (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments and management of financial risks
Finance income	€ 14,028	€ 16,731	€ 4,009
Interest income on cash investments	12,357	15,411	1,733
Foreign exchange gains	1,588	1,062	2,188
Finance expenses	829	2,493	3,707
Foreign exchange losses	746	2,272	1,319
Interest on cash	€ 0	€ 0	€ 2,299
Germany's largest private bank
Disclosure of financial instruments and management of financial risks
Concentration of risk	40.00%
German Landesbank
Disclosure of financial instruments and management of financial risks
Concentration of risk	25.00%
Europe's largest private bank
Disclosure of financial instruments and management of financial risks
Concentration of risk	29.00%